Annual Total Returns - Fidelity Freedom Index 2055 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2055 Fund - Institutional Premium Class
Jul. 13, 2021
Bar Chart Table:
Annual Return 2016	9.52%
Annual Return 2017	20.57%
Annual Return 2018	(7.12%)
Annual Return 2019	26.08%
Annual Return 2020	16.51%